Loans - Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contracts	Dec. 31, 2013 Contracts
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		$ 249
Post-Modification Outstanding Recorded Investment		249
Commercial Loans [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	116	105
Post-Modification Outstanding Recorded Investment	116	105
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		144
Post-Modification Outstanding Recorded Investment		$ 144